INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	The components of income (loss) before income taxes are as follows (in thousands):

	December 31,
	2022	2021	2020
Domestic (Israel)	$(225,429)	$(87,045)	$14,345
Foreign	(50,945)	25,397	6,853
Total income (loss) before income taxes	$(276,374)	$(61,648)	$21,198

Schedule of Components of Income Tax Expense (Benefit)
The income tax expense (benefit) consists of (in thousands):

	December 31,
	2022	2021	2020
Current:
Domestic	$(4,063)	$7,067	$3,194
Foreign	14,233	4,162	385
Total current	10,170	11,229	3,579
Deferred:
Domestic	6,233	(3,359)	(2,301)
Foreign	(3)	5	(2)
Total deferred	6,230	(3,354)	(2,303)
Total income tax provision	$16,400	$7,875	$1,276

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the Company’s effective tax rate to the statutory tax rate of the Company is as follows (in thousands):

	December 31,
	2022	2021	2020
Income (loss) before income taxes	$(276,374)	$(61,648)	$21,198
Israel statutory income tax rate	23%	23%	23%
Theoretical income taxes at statutory rate	(63,566)	(14,179)	4,876

Preferred technological enterprise benefit	24,859	9,378	—
Deferred tax assets for which valuation allowance was provided	36,851	1,194	—
Permanent differences	17,792	16,037	94
Uncertain tax positions	7,580	26	43
Prior year taxes	(4,506)	(135)	—
Subsidiaries taxed at a different tax rate	(2,524)	(4,559)	(1,174)
Utilization of carry forward losses for which valuation allowance was provided	—	(126)	(1,577)
Reduction in valuation allowance	—	—	(999)
Other	(86)	239	13
Income tax	$16,400	$7,875	$1,276
Effective tax rate	NM*	NM*	6.0%
*NM = Not meaningful.

Schedule of Deferred Tax Assets and Liabilities	As of December 31, 2022 and 2021, deferred tax assets presented in the balance sheet are comprised as follows (in thousands):

	December 31,
	2022	2021
Carry forward tax losses	$11,080	$727
Research and development cost	929	5,179
Compensations and benefits	24,032	486
Right-of-use asset	7,705	—
Initial public offering costs	3,933	—
Provision of loans	2,276	—
Other	528	753
Deferred tax assets before valuation allowance	50,483	7,145
Valuation allowance	39,678	1,194
Deferred tax assets	10,805	5,951
Operating lease liability	(8,116)	—
Capitalized research and development costs	(1,537)	—
Equity method investments	(1,254)	—
Property and equipment	(466)	(270)
Deferred tax liabilities	(11,373)	(270)
Deferred tax assets (liabilities), net	$(568)	$5,681

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows (in thousands):

	December 31,
	2022	2021
Uncertain tax positions, beginning of the year	$190	$164
Increase (decrease) in tax positions for prior years	—	(20)
Increases related to current year tax positions	7,593	28
Revaluation	(13)	18
Uncertain tax positions, end of year	$7,770	$190